Submission	May 15, 2026
Submission [Line Items]
Central Index Key	0000103730
Registrant Name	VISHAY INTERTECHNOLOGY INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES